Employees - Summary of Employees (Parenthetical) (Detail)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Average Number Of Employees [abstract]
Percentage of employees of subsidiary companies	100.00%	100.00%	100.00%